SHAREHOLDERS' EQUITY - Share Capital - Tabular Disclosure (Details) - CAD shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (decrease) in equity
Balance, beginning of year	CAD 1,460,505	CAD 897,754
Balance, beginning of year (in shares)	240,000
Balance, end of year	CAD 1,600,769	CAD 1,460,505	CAD 897,754
Balance, end of year (in shares)	242,000	240,000
Share Capital
Increase (decrease) in equity
Balance, beginning of year	CAD 3,365,962	CAD 3,133,524	CAD 3,120,002
Balance, beginning of year (in shares)	240,483	206,539	205,732
Public offering		CAD 230,115
Public offerings (in shares)		33,350
Stock issue costs (net of tax $2,621)		CAD (7,084)
Stock Option Plan			CAD 3,205
Stock Option Plan (in shares)			234
Share-based compensation - settled	CAD 20,984	CAD 9,407	CAD 10,050
Share-based compensation - settled (in shares)	1,646	594	573
Stock Option Plan - exercised			CAD 267
Balance, end of year	CAD 3,386,946	CAD 3,365,962	CAD 3,133,524
Balance, end of year (in shares)	242,129	240,483	206,539